Series D, Series E, Series F and Series G Preferred Units (Tables)	12 Months Ended
Dec. 31, 2011
Series F and Series G Redeemable preferred units [Member]
Allocation of Proceeds Between Fair Market Value of Common Stock and Redeemable Preferred Shares

The following table sets forth the allocation of the proceeds on the Series F and Series G Units between the fair market value of the common stock and the redeemable preferred shares:

	Total Proceeds	Fair Market Value of Common Stock	Redeemable Preferred Stock

Series F Units issued	$11,500,000	$2,204,895	$9,295,105
Series G Units issued	22,608,000	3,696,634	18,911,366

Total Series F and G Units	$34,108,000	$5,901,529	$28,206,471

Series D And Series E Redeemable Preferred Units [Member]
Allocation of Proceeds Between Fair Market Value of Common Stock and Redeemable Preferred Shares

The following table sets forth the allocation of the proceeds on the Series D and Series E Units between the fair market value of the warrants and the redeemable preferred shares:

Date of Issuance	Total Proceeds	Fair Market Value of Warrants	Preferred Stock
Series D Units:
March 3, 2010	$40,893,316	$27,644,882	$13,248,434
April 18, 2010	26,681,922	21,236,793	5,445,129
July 9, 2010	88,630	178,898	—

Total Series D Units	$67,663,868	$49,060,573	$18,693,563

Series E Units:
June 23, 2010	$30,000,112	$24,062,443	$5,937,669